TCW/DW TERM TRUST 2003                            TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998     NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

For the six-month period ended September 30, 1998, TCW/DW Term Trust 2003's net asset value increased from $10.11 per share to $10.79 per share. Based on this change, and including reinvestment of dividends totaling $0.32 per share, the Trust's total return for the period was 10.37 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $9.063 per share to $9.625 per share. Based on this change and including reinvestment of dividends, the Trust's total return for the period was
9.89 percent.

THE MARKET

International developments and the flow of capital played prominent roles in the movement of the U.S. fixed-income markets over the past six months. A seemingly endless stream of bad news out of the world's emerging markets induced investors to seek the safety of the U.S. Treasury market. As a result, U.S. Treasury yields plummeted and in late September the yield on the 30-year U.S. Treasury bond broke through five percent for the first time since 1967. Over the last five months, the yield on the 30-year U.S. Treasury bond has fallen 100 basis points with the majority of the decline occurring since the beginning of August, coinciding with the downturn in the U.S. stock market and the increased turmoil in the global markets.

The economic collapse in Russia, threats to Latin America's stability and Asia's persistent problems have some economists forecasting a global recession. Indeed, the bailout of a prominent "hedge" fund, Long Term Capital Management, was viewed by some observers as an indication of how fragile the financial system has become. Despite the Federal Reserve Board's decision to cut the federal-funds rate by 25 basis points (0.25 percentage points) at the end of September, many investors remained concerned about the condition of financial systems worldwide. However, concerns were eased somewhat when the central bank initiated another 25 basis point cut less than a month later, suggesting a commitment to keeping the U.S. financial system on track.

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

According to the Trust's adviser, TCW Funds Management, Inc. (TCW), it is highly unusual to see U.S. Treasury yields as far below the federal-funds rate as they are currently. In TCW's view this scenario is an indication that the market expects the central bank to continue cutting rates. Despite the turmoil in many overseas economies and the very real possibility that these problems may spill over into the United States, the domestic economy to date has been strong. Unemployment is low, wages have been on an upswing and consumer spending has been growing. Although some analysts feel that the recent decline in the U.S. stock market and the uncertain political environment in Washington, D.C. may slow the economy in the third and fourth quarters of 1998, consumer confidence remains high. Inflation is below two percent and the federal budget surplus is growing. In TCW's view, while this scenario could dampen enthusiasm for further interest rate cuts, the recent easing is justified both as a preemptive strike against both the increased likelihood of an economic slowdown and the growing evidence of financial distress in the United States.

THE PORTFOLIO

Approximately 69 percent of the Trust's portfolio is invested in mortgage pass-through securities issued by agencies of the U.S. government or AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that correspond closely to the Trust's termination date. An additional 21 percent of the portfolio is invested in inverse floating rate CMOs issued by U.S. government agencies. As a reminder, inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. The remaining 10 percent of the portfolio is invested in AAA-rated municipal bonds and cash equivalents. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 per share offering price to shareholders at maturity. As of September 30, 1998, the Trust's degree of leverage (the ratio of debt to assets) was 30 percent of total assets.

LOOKING AHEAD

The mortgage-backed sector has underperformed the fixed-income market as a whole over the past several months. Refinancing activity has not yet surpassed the peak levels recorded during the first quarter of 1998, but analysts expect new records to be set in the next few weeks. Mortgage lenders have been unable to sell mortgages in this environment and have had little incentive to lower rates. As a result, mortgage rates have declined much slower than U.S. Treasury yields and mortgage spreads are now wider than they have been in several years. The combination of wider spreads and the threat of another wave of refinancing activity have kept many investors temporarily out of the

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

mortgage-backed sector. Although dealer reluctance to take on additional risk in this environment has slowed CMO issuance dramatically, new CMO issuance year-to-date already exceeds last year's volume.

Despite the possibility that mortgage spreads could widen further, TCW believes that purchases made at current levels are poised to perform well over the remainder of the Trust's life. Today's high yield levels, combined with the Trust's continued focus on call protection enables the portfolio management team to maintain a positive outlook for the mortgage-backed sector in general and the Trust in particular.

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 3,058,700 shares of common stock at a weighted average market discount of 9.51 percent.

We appreciate your support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                   COUPON      MATURITY
THOUSANDS                                                                                    RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (126.7%)
           U.S. GOVERNMENT AGENCIES (92.3%)
$  7,150   Federal Home Loan Mortgage Corp. 1409 S (PAC)................................  12.985+%      11/15/07  $    7,498,563
  70,000   Federal Home Loan Mortgage Corp. 1465 G (PAC) ++.............................   7.00         12/15/07      72,823,422
   8,100   Federal Home Loan Mortgage Corp. 1498 N (PAC)................................   7.50         04/15/23       8,380,940
  11,600   Federal Home Loan Mortgage Corp. 1504 B (PAC)................................   7.00         12/15/22      12,113,829
  14,712   Federal Home Loan Mortgage Corp. 1505 LA.....................................   7.00         08/15/22      15,143,112
  21,675   Federal Home Loan Mortgage Corp. 1507 L......................................   7.00         10/15/22      22,692,344
  11,289   Federal Home Loan Mortgage Corp. 1517 O (PAC)................................   7.50         01/15/23      12,019,335
   9,700   Federal Home Loan Mortgage Corp. 1522 K......................................   6.50         12/15/22      10,071,028
   2,406   Federal Home Loan Mortgage Corp. 1524 SA.....................................   8.50 +       05/15/08       2,650,512
   4,459   Federal Home Loan Mortgage Corp. 1527 QD.....................................   7.50         01/15/07       4,455,867
  17,099   Federal Home Loan Mortgage Corp. 1535 B......................................   7.00         01/15/23      17,889,962
   7,836   Federal Home Loan Mortgage Corp. 1539 SA.....................................   7.316+       06/15/08       7,865,844
  42,385   Federal Home Loan Mortgage Corp. 1542 N (PAC) ++.............................   7.00         01/15/22      44,088,284
  38,223   Federal Home Loan Mortgage Corp. 1543 UG (PAC) ++............................   7.00         01/15/23      39,739,348
  17,005   Federal Home Loan Mortgage Corp. 1544 M......................................   9.646+       07/15/08      16,127,811
   6,718   Federal Home Loan Mortgage Corp. 1556 SA.....................................   9.237+       08/15/13       6,910,629
  12,360   Federal Home Loan Mortgage Corp. 1563 SA.....................................   7.884+       08/15/08      12,792,600
  12,319   Federal Home Loan Mortgage Corp. 1565 IB (TAC)...............................   5.55 +       08/15/08      12,376,991
  14,120   Federal Home Loan Mortgage Corp. 1576 SA.....................................   5.071+       09/15/08      13,136,366
  32,363   Federal Home Loan Mortgage Corp. 1602 PW ++..................................   6.50         12/15/21      33,552,602
   9,325   Federal Home Loan Mortgage Corp. 1604 S......................................   5.534+       11/15/08       9,648,030
   6,297   Federal Home Loan Mortgage Corp. 1606 KD (PAC)...............................   6.803+       11/15/08       6,693,416
  20,356   Federal Home Loan Mortgage Corp. 1970 PC (PAC)...............................   6.75         11/15/21      20,922,100
  39,760   Federal Home Loan Mortgage Corp. G 15 PA ++..................................   7.00         12/25/21      41,725,146
   6,710   Federal National Mortgage Assoc. 1993-101 SA (TAC)...........................   9.227+       06/25/08       7,338,997
   6,394   Federal National Mortgage Assoc. 1993-101 SB (TAC)...........................  10.586+       06/25/08       7,035,896
   4,526   Federal National Mortgage Assoc. 1993-114 SC.................................   9.00 +       07/25/08       4,803,467
  32,200   Federal National Mortgage Assoc. 1993-121 B ++...............................   7.00         03/25/23      33,645,999
  19,250   Federal National Mortgage Assoc. 1993-135 S..................................   6.035+       07/25/08      18,064,778
  12,570   Federal National Mortgage Assoc. 1993-135 SB.................................   6.221+       06/25/08      11,874,416
  26,400   Federal National Mortgage Assoc. 1993-141 B ++...............................   7.00         04/25/23      27,636,737
   7,588   Federal National Mortgage Assoc. 1993-141 SA.................................  10.00 +       03/25/23       8,356,447
  31,579   Federal National Mortgage Assoc. 1993-165 SM (TAC)...........................   6.743+       05/25/23      34,009,580
   8,786   Federal National Mortgage Assoc. 1993-173 S..................................   5.55 +       09/25/08       8,740,831
  71,000   Federal National Mortgage Assoc. 1993-21 H (PAC) ++..........................   7.00         03/25/22      72,408,115
  12,210   Federal National Mortgage Assoc. 1993-20 L...................................   7.00         12/25/22      12,805,616
   7,210   Federal National Mortgage Assoc. 1993-24 C (PAC).............................   7.50         09/25/22       7,237,038
  26,250   Federal National Mortgage Assoc. 1993-206 N ++...............................   6.50         11/25/23      27,073,570
   5,145   Federal National Mortgage Assoc. 1993-233 J..................................   6.00         06/25/08       5,195,225
   4,949   Federal National Mortgage Assoc. 1993-40 K...................................   7.00         04/25/08       5,119,264
  15,398   Federal National Mortgage Assoc. 1993-41C ++.................................   7.00         03/25/21      16,022,940
   9,907   Federal National Mortgage Assoc. 1993-63 SD (TAC)............................   7.965+       05/25/08       9,891,194
   4,854   Federal National Mortgage Assoc. 1993-65 SC..................................   8.684+       06/25/12       5,089,466
  15,947   Federal National Mortgage Assoc. 1993-72 S...................................   6.999+       05/25/08      15,443,360

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON      MATURITY
THOUSANDS                                                                                    RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------------
$ 12,823   Federal National Mortgage Assoc. 1993-72 SA..................................   8.75%+       05/25/08  $   13,524,373
   6,579   Federal National Mortgage Assoc. 1993-86 SD..................................  10.049+       05/25/08       7,132,031
   9,019   Federal National Mortgage Assoc. 1993-93 SA..................................  10.193+       05/25/08       9,907,014
  13,045   Federal National Mortgage Assoc. 1993-95 SE..................................  10.208+       06/25/08      14,308,139
  10,000   Federal National Mortgage Assoc. 1993-98 N...................................   7.00         06/25/23      10,531,200
  13,071   Federal National Mortgage Assoc. 1993-196 SA.................................   7.916+       10/25/08      12,805,815
  32,738   Federal National Mortgage Assoc. 1993-26 A ++................................   7.00         07/25/23      34,027,014
                                                                                                                  --------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (IDENTIFIED COST $850,457,880).......................................................................     891,346,603
                                                                                                                  --------------
           PRIVATE ISSUES (34.4%)
   7,165   Bear Stearns Mortgage Securities Inc. 1993-6 A7 (PAC)........................   7.10         06/25/24       7,466,220
  14,026   Bear Stearns Mortgage Securities Inc. 1993-8 A7 (PAC)........................   7.50         08/25/24      15,018,577
  54,416   Bear Stearns Mortgage Securities Inc. 1993-8 A11 (TAC).......................   7.50         08/25/24      56,611,462
  25,800   Chase Mortgage Finance Corp.1993-G A10 (PAC).................................   7.00         05/25/24      26,197,524
   4,784   First Boston Mortgage Securities Corp. 1993-5 A15............................   7.30         03/25/09       5,059,518
  36,683   General Electric Capital Mortgage Services, Inc. 1994-1 A8...................   6.50         01/25/24      37,549,122
  14,252   Prudential Home Mortgage Securities 1993-23 A12 (PAC)........................   6.50         07/25/08      14,403,475
  27,363   Prudential Home Mortgage Securities 1993-35 A12..............................   6.75         09/25/08      27,803,992
  18,000   Prudential Home Mortgage Securities 1993-60 A3 (PAC).........................   6.75         12/25/23      18,139,090
  10,000   Resolution Funding Mortgage Securities I 1997-S 12 A12 (PAC).................   6.75         08/25/27      10,291,600
  36,408   Resolution Funding Mortgage Securities I 1993-S 40 A8 (TAC)..................   6.75         11/25/23      37,335,708
   5,315   Ryland Mortgage Securities Corp. 1993-3 7 (PAC)..............................   6.712        08/25/08       5,442,643
  28,218   Salomon Brothers Mortgage Securities VII Inc. 1993-3 A7C.....................   7.20         08/25/23      29,305,832
  40,500   Salomon Brothers Mortgage Securities VII Inc. 1993-5 A4......................   7.343*       10/25/18      40,962,093
                                                                                                                  --------------

           TOTAL PRIVATE ISSUES
           (IDENTIFIED COST $320,401,838).......................................................................     331,586,856
                                                                                                                  --------------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (IDENTIFIED COST $1,770,859,718).....................................................................   1,222,933,459
                                                                                                                  --------------
           U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES (1.4%)
   8,366   Federal Home Loan Mortgage Corp. PC Gold ++..................................   6.00         06/01/08       8,459,792
   1,885   Federal National Mortgage Assoc. ++..........................................   5.50         02/01/09       1,877,611
   2,801   Federal National Mortgage Assoc..............................................   7.00         08/01/08       2,873,627
                                                                                                                  --------------

           TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES
           (IDENTIFIED COST $12,977,183)........................................................................      13,211,030
                                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON      MATURITY
THOUSANDS                                                                                    RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------------
           TAX-EXEMPT MUNICIPAL BONDS (14.1%)
           EDUCATION FACILITIES REVENUE (3.3%)
$  5,000   Maricopa County Unified School District # 41, Arizona, Gilbert Refg (FGIC)...   0.00%        01/01/03  $    4,237,300
   6,000   Maricopa County Unified School District # 28, Arizona, Kyrene Elementary
             Refg Ser 1993 B (FGIC).....................................................   0.00         07/01/04       4,782,900
  11,445   Houston Independent School District, Texas, Refg.............................   0.00         08/15/04       9,063,868
           Spring Independent School District, Texas,
   8,205     Refg Ser 1993..............................................................   0.00         02/15/03       6,911,482
   8,100     Refg Ser 1993..............................................................   0.00         02/15/04       6,543,423
                                                                                                                  --------------
                                                                                                                      31,538,973
                                                                                                                  --------------
           ELECTRIC REVENUE (4.1%)
  12,840   Austin, Texas, Combined Ser A (MBIA).........................................   0.00         11/15/02      10,966,644
   5,200   Lower Colorado River Authority, Texas, Jr Lien 4th Ser (AMBAC)...............   0.00         01/01/04       4,221,152
           San Antonio, Texas,
  12,700     Electric & Gas Refg Ser A (AMBAC)..........................................   0.00         02/01/03      10,714,228
  17,500     Electric & Gas Refg Ser A (AMBAC)..........................................   0.00         02/01/04      14,158,900
                                                                                                                  --------------
                                                                                                                      40,060,924
                                                                                                                  --------------
           GENERAL OBLIGATION (4.6%)
  19,650   North Slope Boro, Alaska, Ser 1992 A (MBIA)..................................   0.00         06/30/02      16,994,106
   5,000   Scottsdale, Arizona, Refg (Secondary MBIA)...................................   0.00         07/01/04       3,985,750
           Port of Oakland, California,
   3,000     Refg Ser 1993 F (MBIA).....................................................   0.00         11/01/03       2,466,150
   3,500     Refg Ser 1993 F (MBIA).....................................................   0.00         11/01/04       2,760,205
   6,500   New Orleans, Louisiana, Refg (AMBAC).........................................   0.00         09/01/04       5,097,040
  16,000   Pennsylvania, Second Ser 1992 (Secondary MBIA)...............................   0.00         07/01/04      12,689,760
                                                                                                                  --------------
                                                                                                                      43,993,011
                                                                                                                  --------------
           HOSPITAL REVENUE (0.8%)
  10,000   California Statewide Communities Development Authority, UniHealth Ser A
             (AMBAC)....................................................................   0.00         10/01/04       7,865,500
                                                                                                                  --------------
           OTHER REVENUE (0.5%)
   5,460   Rosemont, Illinois, Tax Increment Ser C-3 (FGIC).............................   0.00         12/01/03       4,444,658
                                                                                                                  --------------
           WATER & SEWER REVENUE (0.8%)
  10,000   Houston Texas, Water & Sewer Jr Lien Ser C (AMBAC)...........................   0.00         12/01/03       8,165,200
                                                                                                                  --------------

           TOTAL TAX-EXEMPT MUNICIPAL BONDS
           (IDENTIFIED COST $126,077,798).......................................................................
                                                                                                                     136,068,266
                                                                                                                  --------------

           SHORT-TERM INVESTMENT (0.2%)
           REPURCHASE AGREEMENT
   2,286   The Bank of New York (dated 09/30/98; proceeds $2,285,854) (a) (IDENTIFIED
             COST $2,285,537)...........................................................   5.00         10/01/98       2,285,537
                                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED


                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST $1,312,200,236) (b)..............................  142.4 % $ 1,374,498,292

    LIABILITIES IN EXCESS OF OTHER ASSETS...............................................  (42.4)     (409,404,485)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $   965,093,807
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 PC    Participation Certificate.
 PAC   Planned Amortization Class.
 TAC   Targeted Amortization Class.
  + Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
 ++ Some or all of these securities are pledged in connection with reverse repurchase agreements.
  * Floating rate security. Rate shown is the rate in effect at September 30, 1998.
 (a) Collateralized by $2,091,985 U.S. Treasury Note 8.50% due 11/15/00 valued at $2,331,248.
 (b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $64,342,812 and the aggregate gross unrealized depreciation is $2,044,756, resulting in net unrealized appreciation of $62,298,056.

BOND INSURANCE:
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,312,200,236)..........................................................  $1,374,498,292
Interest receivable.........................................................................       6,786,979
Prepaid expenses............................................................................          31,369
                                                                                              --------------

     TOTAL ASSETS...........................................................................   1,381,316,640
                                                                                              --------------

LIABILITIES:
Reverse repurchase agreements...............................................................     413,207,000
Payable for:
    Interest................................................................................       1,649,245
    Shares of beneficial interest repurchased...............................................         655,876
    Management fee..........................................................................         336,831
    Investment advisory fee.................................................................         224,554
Payable to bank.............................................................................           1,995
Accrued expenses............................................................................         147,332
Contingencies (Note 9)......................................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................     416,222,833
                                                                                              --------------

     NET ASSETS.............................................................................  $  965,093,807
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  865,365,474
Net unrealized appreciation.................................................................      62,298,056
Accumulated undistributed net investment income.............................................      40,694,652
Accumulated net realized loss...............................................................      (3,264,375)
                                                                                              --------------

     NET ASSETS.............................................................................  $  965,093,807
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE,
  89,451,640 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............          $10.79
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $47,356,654
                                                                                                 -----------

EXPENSES
Management fee.................................................................................    1,838,525
Investment advisory fee........................................................................    1,225,683
Transfer agent fees and expenses...............................................................      155,462
Shareholder reports and notices................................................................       45,699
Professional fees..............................................................................       41,499
Registration fees..............................................................................       40,048
Insurance expenses.............................................................................       25,088
Custodian fees.................................................................................       24,181
Trustees' fees and expenses....................................................................       18,094
Organizational expenses........................................................................          492
Other..........................................................................................       26,472
                                                                                                 -----------

     TOTAL OPERATING EXPENSES..................................................................    3,441,243

Interest expense...............................................................................   12,034,783
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   15,476,026
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   31,880,628
                                                                                                 -----------

     NET CHANGE IN UNREALIZED APPRECIATION.....................................................   55,528,905
                                                                                                 -----------

NET INCREASE...................................................................................  $87,409,533
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE SIX         FOR THE YEAR
                                                                                             MONTHS ENDED           ENDED
                                                                                          SEPTEMBER 30, 1998    MARCH 31, 1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................................  $      31,880,628      $    64,685,007
Net realized gain.......................................................................         --                    1,451,018
Net change in unrealized appreciation/depreciation......................................         55,528,905           97,714,776
                                                                                          ------------------  ------------------

     NET INCREASE.......................................................................         87,409,533          163,850,801

Dividends from net investment income....................................................        (28,773,206 )        (60,469,307)
Net decrease from transactions in shares of beneficial interest.........................        (28,523,652 )        (55,018,218)
                                                                                          ------------------  ------------------

     NET INCREASE.......................................................................         30,112,675           48,363,276

NET ASSETS:
Beginning of period.....................................................................        934,981,132          886,617,856
                                                                                          ------------------  ------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $40,694,652 AND $37,587,230,
    RESPECTIVELY).......................................................................  $     965,093,807      $   934,981,132
                                                                                          ------------------  ------------------
                                                                                          ------------------  ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income.........................................................................  $ 31,880,628
Adjustments to reconcile net investment income to net cash provided by operating activities:
Decrease in receivables and other assets related to operations................................       175,236
Decrease in payables related to operations....................................................       (72,572)
Net amortization of discount/premium..........................................................    (3,807,438)
                                                                                                ------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES................................................    28,175,854
                                                                                                ------------

CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Principal prepayments of investments..........................................................    45,059,561
Net purchases of short-term investments.......................................................      (900,735)
                                                                                                ------------

     NET CASH PROVIDED BY INVESTING ACTIVITIES................................................    44,158,826
                                                                                                ------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased....................................   (28,447,474)
Net payments for maturities of reverse repurchase agreements..................................   (15,114,000)
Dividends to shareholders from net investment income..........................................   (28,773,206)
                                                                                                ------------

     NET CASH USED FOR FINANCING ACTIVITIES...................................................   (72,334,680)
                                                                                                ------------

NET INCREASE (DECREASE) IN CASH...............................................................       --

CASH BALANCE AT BEGINNING OF PERIOD...........................................................       --
                                                                                                ------------

CASH BALANCE AT END OF PERIOD.................................................................  $    --
                                                                                                ------------
                                                                                                ------------

Cash paid during the period for interest......................................................  $ 12,141,840
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc., an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses in the amount of approximately $31,600 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of April 28, 1998.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from prepayments of portfolio securities, excluding short-term investments, for the six months ended September 30, 1998 were as $45,059,561.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager, is the Trust's transfer agent. At September 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $29,700.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                    CAPITAL
                                                                                                    PAID IN
                                                                                  PAR VALUE OF     EXCESS OF
                                                                     SHARES          SHARES        PAR VALUE
                                                                   -----------   --------------   ------------
Balance, March 31, 1997..........................................   98,797,740   $      987,977   $947,919,367
Treasury shares purchased and retired (weighted average discount
 10.18%)*........................................................   (6,287,400)         (62,874)   (54,955,344)
                                                                   -----------   --------------   ------------
Balance, March 31, 1998..........................................   92,510,340          925,103    892,964,023
Treasury shares purchased and retired (weighted average discount
 9.51%)*.........................................................   (3,058,700)         (30,587)   (28,493,065)
                                                                   -----------   --------------   ------------
Balance, September 30, 1998......................................   89,451,640   $      894,516   $864,470,958
                                                                   -----------   --------------   ------------
                                                                   -----------   --------------   ------------

---------------------

 *   The Trustees have voted to retire the shares purchased.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At March 31, 1998 the Trust had a net capital loss carryover of approximately $3,264,000 which will be available to offset future capital gains to the extent provided by regulations. To the extent that this carryover loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At September 30, 1998, securities valued at $424,973,580 were pledge as collateral.

At September 30, 1998, the reverse repurchase agreements outstanding were $413,207,000 with a weighted interest rate of 5.56% maturing within 77 days. The maximum and average daily amounts outstanding during the period were $436,305,000 and $423,357,639, respectively. The weighted average interest rate during the period was 5.59%.

8. DIVIDENDS

The Trust declared the following dividends from net investment income:

        DECLARATION           AMOUNT PER              RECORD                      PAYABLE
            DATE                 SHARE                 DATE                        DATE
----------------------------  -----------   --------------------------  ---------------------------
September 29, 1998            $   0.0525    October 9, 1998             October 23, 1998
October 27, 1998              $   0.0525    November 6, 1998            November 20, 1998

9. LITIGATION

Four purported class actions have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants but not against the Trust by certain shareholders of the Trust and other trusts for which the defendants act in similar

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in litigation filed motions for judgement on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July 1997, the Court denied the motion for judgement on the pleadings. In August, 1997, plaintiffs filed a motion for class certification. In their motion, the plaintiffs requested certification of a "nationwide" class of Term Trust purchasers. On June 1, 1998, the Court granted in part and denied in part the plaintiffs' motion for class certification. The Court ruled that plaintiffs' motion was "granted as to [a California] statewide class," but was "denied as to a nationwide class." Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE                                                 FOR THE
                                       SIX                                                   PERIOD
                                      MONTHS                                                APRIL 29,
                                      ENDED                                                   1993*
                                    SEPTEMBER          FOR THE YEAR ENDED MARCH 31,          THROUGH
                                     30, 1998   ------------------------------------------  MARCH 31,
                                    (UNAUDITED)   1998       1997       1996       1995       1994
-----------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $   10.11   $    8.97  $    8.88  $    7.96  $    8.81  $   9.40
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net investment income..............      0.37        0.70       0.70       0.63       0.71      0.66
Net realized and unrealized gain
 (loss)............................      0.60        1.01      (0.10)      0.76      (0.88)    (0.62)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Total from investment operations...      0.97        1.71       0.60       1.39      (0.17)     0.04
                                    ----------  ---------  ---------  ---------  ---------  ---------

Less dividends and distributions
 from:
   Net investment income...........     (0.32)      (0.63)     (0.59)     (0.54)     (0.62)    (0.62)
   Net realized gain...............    --          --         --         --          (0.06)    --
                                    ----------  ---------  ---------  ---------  ---------  ---------

Total dividends and
 distributions.....................     (0.32)      (0.63)     (0.59)     (0.54)     (0.68)    (0.62)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Anti-dilutive effect of acquiring
 treasury shares...................      0.03        0.06       0.08       0.07     --         --
                                    ----------  ---------  ---------  ---------  ---------  ---------

Less offering costs charged against
 capital...........................    --          --         --         --         --         (0.01)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period..... $   10.79   $   10.11  $    8.97  $    8.88  $    7.96  $   8.81
                                    ----------  ---------  ---------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------  ---------  ---------

Market value, end of period........ $   9.625   $   9.063  $   7.875  $    7.25  $    6.75  $  8.875
                                    ----------  ---------  ---------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN+...........      9.89%(1)     23.65%     17.22%     15.39%    (17.00)%    (4.33)%(1)

RATIOS TO AVERAGE NET ASSETS:
Operating expenses.................      0.73%(2)      0.74%      0.74%      0.77%      0.76%     0.73%(2)
Interest expense...................      2.56%(2)      2.54%      2.42%      2.36%      2.42%     1.06%(2)
Total expenses.....................      3.29%(2)      3.28%      3.16%      3.13%      3.18%     1.79%(2)
Net investment income..............      6.78%(2)      6.97%      7.57%      6.98%      9.37%     7.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................      $965        $935       $887       $934       $882      $976

Portfolio turnover rate............    --               2%    --              1%    --   ++       53%(1)

---------------------

 *   Commencement of operations.
 + Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
++   Less than 0.5%.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Morgan Stanley Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

TERM TRUST
2003



[GRAPHIC]



SEMIANNUAL REPORT
SEPTEMBER 30, 1998